Condensed Financial Information of the Parent Company - Balance Sheets - Parentheticals (Details) - $ / shares	Mar. 31, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	20,000,000	200,000,000	20,000,000
Common stock, shares issued	27,583,770	20,517,703
Common stock, shares outstanding	27,583,770	20,517,703
Reportable legal entity | FMI
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	27,583,770	20,517,703
Common stock, shares outstanding	27,583,770	20,517,703